Condensed financial information of the Company (Tables)	6 Months Ended
Sep. 30, 2024
Condensed Financial Information Disclosure [Abstract]
Summary of Condensed Balance Sheet

The condensed financial information of the parent company has been prepared in accordance with SEC Regulation, using the same accounting policies as set out in the Group’s consolidated financial statements.

Condensed balance sheets

	As of
	September 30, 2024	March 31, 2024
	(Unaudited)	(Audited)
ASSETS
Current assets:
Cash and cash equivalents	$95,454	$231,694
Deferred expenses	16,375	49,125
Prepayment and other current assets	—	70,000
Amounts due from subsidiaries and VIE	3,792,600	3,791,734
Investment in subsidiaries and VIE	15,466,740	17,358,111
TOTAL ASSETS	$19,371,169	$21,500,664
Amounts due to related parties	7,107	2,107
Note payable	100,115	—
Accrued expenses	70,000	—
TOTAL LIABILITIES	$177,222	$2,107
Shareholders’ equity
Ordinary shares, par value $0.0002 per share, 500,000,000 shares authorized; 15,929,451 and 15,449,451 shares issued and outstanding as of September 30, 2024 and March 31, 2024, respectively	3,186	3,090
Additional paid-in capital	19,492,001	19,055,297
Statutory reserve	745,590	745,590
Accumulated profits	453,320	3,389,754
Accumulated other comprehensive loss	(1,500,150)	(1,695,174)
Total shareholders’ equity	$19,193,947	$21,498,557

Summary of Condensed Statements of Income

Condensed statements of income (unaudited)

	For the six months ended September 30,
	2024	2023
Revenue	$—	$—
Cost of revenue	—	—
Gross profit	—	—
Operating expenses:
General and administrative expenses	$(849,946)	$(658,803)
Share of profit in subsidiaries and VIE	(2,086,395)	289,289
Others, net	(93)	2,541
(Loss)/Income before income tax provision	(2,936,434)	(366,973)
Provision for income tax	—	—
Net (loss)/profit	$(2,936,434)	$(366,973)

Summary of Condensed Statements of Comprehensive Income

Condensed statements of comprehensive income (unaudited)

	For the six months ended September 30,
	2024	2023
Net loss	$(2,936,434)	$(366,973)
Other comprehensive loss	195,024	(981,042)
Total comprehensive loss	$(2,741,410)	$(1,348,015)

Summary of Condensed Cash Flow

Condensed cash flow

	For the six months ended September 30,
	2024	2023
Net cash used in operating activities	$(236,355)	$(713,851)
Net cash used in investing activities	—	—
Net cash provided by financing activities	100,115	—
Net cash outflow	$(136,240)	$(713,851)